Financial Instruments Carried at Fair Value - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	€ 1,491	€ 1,645
Unrealized gains (losses) for financial liabilities held at fair value	(75)	(2,135)
Total	1,416	(490)
Trading financial liabilities at fair value through profit or loss | Trading securities
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(1)	0
Trading financial liabilities at fair value through profit or loss | Derivatives
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(73)	(1,930)
Trading financial liabilities at fair value through profit or loss | Other Trading
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(1)	0
Financial liabilities designated at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	124	(104)
Other financial liabilities at fair value
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial liabilities held at fair value	(123)	(102)
Trading financial assets at fair value through profit or loss | Trading securities
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	38	113
Trading financial assets at fair value through profit or loss | Derivatives
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	1,574	1,535
Trading financial assets at fair value through profit or loss | Other Trading
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	(218)	(54)
Non-trading financial assets mandatory at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	93	57
Financial assets designated at fair value through profit or loss
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	0	0
Financial assets at fair value through other comprehensive income
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	0	(4)
Other financial assets at fair value
Unrealized Gains or Losses on Level 3 Instruments [Line Items]
Unrealized gains (losses) for financial assets held at fair value	€ 5	€ (3)